Transactions with directors and key management	12 Months Ended
Dec. 31, 2019
Transactions with directors and key management
Transactions with directors and key management

31 Transactions with directors and key management

At 31 December 2019, amounts outstanding in relation to transactions, arrangements and agreements entered into by authorised institutions in RBS Group, as defined in UK legislation, were £741,550 in respect of loans to seven persons who were directors of the company at any time during the financial period.

For the purposes of IAS 24 ‘Related Party Disclosures’, key management comprise directors of the company and Persons Discharging Managerial Responsibilities (PDMRs) of RBSG plc under the new governance structure. The captions in the RBS Group's primary financial statements include the following amounts attributable, in aggregate, to key management:

	2019	2018
	£000	£000
Loans to customers	1,662	1,544
Customer deposits	37,727	31,361

Key management have banking relationships with RBS Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.